Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Related Party [Abstract]
Salaries and other short-term employee costs	$ 2,279	$ 1,936	$ 6,280	$ 5,190
Pension costs	98	106	338	362
Share-based compensation expense	6,448	3,648	20,269	11,247
Other compensation	12	9	34	92
Key management compensation	$ 8,837	$ 5,699	$ 26,921	$ 16,891